Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill were as follows:

	Cross-border business	Domestic business	Total
	RMB	RMB	RMB
Balance as of March 31, 2016
Goodwill	96,236	1,567,725	1,663,961
Accumulated impairment loss	—	—	—

	96,236	1,567,725	1,663,961

Transaction during the year
Additions (Note (a))	—	928	928
Impairment (Note (b))	(96,236)	—	(96,236)

Balance as of March 31, 2017, 2018 and 2019
Goodwill	96,236	1,568,653	1,664,889
Accumulated impairment loss	(96,236)	—	(96,236)

	—	1,568,653	1,568,653

(a)

In October 2016, Hangzhou Juangua entered into a share purchase agreement with Hangzhou MG Co., Ltd. (“Hangzhou MG”). As of the acquisition date, the difference of RMB928 between the total consideration of RMB3,000 and fair value of Hangzhou MG’s net assets of RMB2,072 was recognized in goodwill.

(b)	Goodwill impairment

Goodwill is tested for impairment on an annual basis as of March 31, and in between annual tests when an event occurs or circumstances change that could indicate that the goodwill might be impaired.